Schedule of Interest Income and Interest Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest income	$ 48,159	$ 6,666
Interest expense on lease liabilities	(2,306)	(3,107)
Interest expense on factoring arrangement	(777,940)	(285,064)
Total	$ (732,087)	$ (281,505)